Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Financial Institutions Series Trust
Entity Central Index Key	0000353281
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000213594 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Summit Cash Reserves Fund
Class Name	Institutional Shares
Trading Symbol	MSIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Summit Cash Reserves Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent yield information.
Net Assets	$ 1,067,953,700
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 3,648,484
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,067,953,700
Number of Portfolio Holdings	113
Net Investment Advisory Fees	$3,648,484
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.97%
7-Day Yield	3.97%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Repurchase Agreements	43.2%
U.S. Treasury Obligations	39.6%
U.S. Government Sponsored Agency Securities	19.2%
Liabilities in Excess of Other Assets	(2.0)

C000011303 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Summit Cash Reserves Fund
Class Name	Investor A Shares
Trading Symbol	MSAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Summit Cash Reserves Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent yield information.
Net Assets	$ 1,067,953,700
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 3,648,484
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,067,953,700
Number of Portfolio Holdings	113
Net Investment Advisory Fees	$3,648,484
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.97%
7-Day Yield	3.97%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Repurchase Agreements	43.2%
U.S. Treasury Obligations	39.6%
U.S. Government Sponsored Agency Securities	19.2%
Liabilities in Excess of Other Assets	(2.0)

C000199555 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Summit Cash Reserves Fund
Class Name	Investor C Shares
Trading Symbol	MCBXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Summit Cash Reserves Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$119	1.17%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.17%
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent yield information.
Net Assets	$ 1,067,953,700
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 3,648,484
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,067,953,700
Number of Portfolio Holdings	113
Net Investment Advisory Fees	$3,648,484
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.22%
7-Day Yield	3.22%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Repurchase Agreements	43.2%
U.S. Treasury Obligations	39.6%
U.S. Government Sponsored Agency Securities	19.2%
Liabilities in Excess of Other Assets	(2.0)